UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------------

      This Amendment (Check only one):   | |  is a restatement
                                         | |  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:          Swiss Re Financial Products Corporation
               ---------------------------------------
Address:       Park Avenue Plaza
               ---------------------------------------
               55 East 52nd Street
               ---------------------------------------
               New York, N.Y. 10055
               ---------------------------------------

Form 13F File Number: 028-11927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Matt Hansen
            ----------------------
Title:      Managing Director
            ----------------------
Phone:      212-317-5346
            ----------------------

Signature, Place and Date of Signing:


/s/ Matt Hansen                     New York, N.Y.           November 14, 2008
-----------------------------       -------------            -----------------
         [Signature]                [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          0
                                                 ---------------------
Form 13F Information Table Entry Total:                    52
                                                 ---------------------
Form 13F Information Table Value Total:                $1,679,353
                                                 ---------------------
                                                    (in thousands)

List of Other Included Managers:  NONE.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE.

                                               SWISS RE FINANCIAL PRODUCTS CORPORATION
                                                              FORM 13F
                                                  QUARTER ENDED SEPTEMBER 30, 2008

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                                                                        SHRS ON
                                      CLASS                     VALUE      PRN      SH/   PUT/   INVESTMT      VOTING AUTHORITY
            NAME OF ISSUER            TITLE          CUSIP     (X$1,000)   AMT      PRN   CALL   DISCRETN     SOLE    SHARED  NONE
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
ADAPTEC INC                      NOTE 0.750%12/2   00651FAG3    14,831  15,000,000  PRN         DEFINED                       NONE
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ADVANCED MEDICAL OPTICS INC      COM               00763M108     3,323     186,900  SH    PUT   DEFINED     186,900
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ADVANCED MEDICAL OPTICS INC      NOTE 2.500% 7/1   00763MAG3    17,776  20,143,000  PRN         DEFINED                       NONE
-----------------------------------------------------------------------------------------------------------------------------------
AFFYMETRIX INC                   NOTE 0.750%12/1   00826TAF5    19,775  20,000,000  PRN         DEFINED                       NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                        NOTE 0.125% 2/0   031162AN0    78,107  85,000,000  PRN         DEFINED                       NONE
-----------------------------------------------------------------------------------------------------------------------------------
BELO CORP                        COM  SER A        080555105     1,184     198,600  SH          DEFINED     198,600
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON PPTYS LTD PARTNERSHIP     NOTE 3.750% 5/1   10112RAG9   159,142  157,023,000 PRN         DEFINED                       NONE
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CABLEVISION SYS CORP             CL A              12686C109     1,606      63,814  SH          DEFINED      63,814
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CADIZ INC                        COM NEW           127537207     9,916     520,000  SH          DEFINED     520,000
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CONTINENTAL AIRLS INC            NOTE 5.000% 6/1   210795PJ3     3,226   3,200,000  PRN         DEFINED                       NONE
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CYMER INC                        NOTE 3.500% 2/1   232572AE7    14,529  14,750,000  PRN         DEFINED                       NONE
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION DEVICES IN     NOTE 3.000% 6/1   292659AA7     5,828   7,000,000  PRN         DEFINED                       NONE
-----------------------------------------------------------------------------------------------------------------------------------
ESSEX PORTFOLIO L P              NOTE 3.625%11/0   29717PAB3    99,485  80,591,000  PRN         DEFINED                       NONE
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN SOLAR INC              COM               30033R108         2         400  SH          DEFINED         400
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EVERGREEN SOLAR INC              NOTE 4.000% 7/1   30033RAC2    23,201  40,000,000  PRN         DEFINED                       NONE
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FOREST OIL CORP                  COM  PAR $0.01   346091705       784      15,800   SH          DEFINED      15,800
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GASTAR EXPL LTD                  COM               367299104     6,136   4,720,167  SH          DEFINED   4,720,167
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GENERAL MTRS CORP                DEB SR CONV B     370442733     5,550     600,000  PRN         DEFINED                       NONE
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GILEAD SCIENCES INC              COM               375558103    12,895     282,596  SH          DEFINED     282,596
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GREAT ATLANTIC & PAC TEA INC     COM               390064103     1,096     101,265  SH          DEFINED     101,265
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GREAT ATLANTIC & PAC TEA INC     NOTE 6.750%12/1   390064AK9     5,349   7,500,000  PRN         DEFINED                       NONE
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IMCLONE SYS INC                  NOTE 1.375% 5/1   45245WAF6    33,688  35,000,000  PRN         DEFINED                       NONE
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INTERNATIONAL GAME TECHNOLOG     DBCV 2.600%12/1   459902AP7    18,330  19,500,000  PRN         DEFINED                       NONE
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ISHARES TR                       MSCI EAFE IDX     464287465    25,020     444,400  SH          DEFINED     444,400
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ISHARES TR                       DJ US REAL EST    464287739    11,070     178,700  SH          DEFINED     178,700
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JETBLUE AIRWAYS CORP             DBCV 5.500%10/1   477143AE1     6,136   5,000,000  PRN         DEFINED                       NONE
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KRAFT FOODS INC                  CL A              50075N104     9,484     289,600  SH          DEFINED     289,600
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KULICKE & SOFFA INDS INC         NOTE 0.500%11/3   501242AL5     5,214   5,320,000  PRN         DEFINED                       NONE
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LUCENT TECHNOLOGIES INC          DBCV 2.750% 6/1   549463AG2    64,550  70,000,000  PRN         DEFINED                       NONE
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MAGNA INTL INC                   CL A              559222401    23,328     455,723  SH          DEFINED     455,723
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MAGNA INTL INC                   CL A              559222401       916      17,900  SH    CALL  DEFINED      17,900
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MARINER ENERGY INC               COM               56845T305       246      12,000  SH          DEFINED      12,000
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MASSEY ENERGY CO                 NOTE 3.250% 8/0   576203AJ2     1,030   1,500,000  PRN         DEFINED                       NONE
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MASTERCARD INC                   CL A              57636Q104     8,530      48,100  SH          DEFINED      48,100
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NABORS INDS INC                  NOTE 0.940% 5/1   629568AP1    49,490  55,000,000  PRN         DEFINED                       NONE
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NABORS INDUSTRIES LTD            SHS               G6359F103    21,108     847,017  SH          DEFINED     847,017
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OMNICOM GROUP INC                NOTE 2/0          681919AK2    30,740  31,500,000  PRN         DEFINED                       NONE
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OPEN JT STK CO-VIMPEL COMMUN     SPONSORED ADR     68370R109     5,604     276,060  SH          DEFINED     276,060
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PRUDENTIAL FINL INC              COM               744320102   194,047   2,695,100  SH    PUT   DEFINED   2,695,100
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PRUDENTIAL FINL INC              FRNT 12/1         744320AG7   171,600  176,000,000 PRN         DEFINED                       NONE
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PRUDENTIAL FINL INC              FRNT 12/1         744320AJ1   266,424  283,430,000 PRN         DEFINED                       NONE
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QWEST COMMUNICATIONS INTL IN     COM               749121109       856     265,000  SH          DEFINED     265,000
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RELIANT ENERGY INC               COM               75952B105       196      26,604  SH          DEFINED      26,604
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SEPRACOR INC                     NOTE 10/1         817315AW4     2,250   2,500,000  PRN         DEFINED                       NONE
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SIRIUS XM RADIO INC              COM               82967N108       456     800,000  SH          DEFINED     800,000
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SPDR TR                          UNIT SER 1        78462F103       697       6,008  SH          DEFINED       6,008
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SYMANTEC CORP                    COM               871503108    17,354     886,300  SH          DEFINED     886,300
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TECH DATA CORP                   DBCV 2.750%12/1   878237AE6    21,094  25,000,000  PRN         DEFINED                       NONE
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UNION PAC CORP                   COM               907818108     1,722      24,200  SH          DEFINED      24,200
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USEC INC                         NOTE 3.000%10/0   90333EAC2    31,259  53,500,000  PRN         DEFINED                       NONE
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VERISIGN INC                     SDCV 3.250% 8/1   92343EAD4     4,614   5,000,000  PRN         DEFINED                       NONE
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VORNADO RLTY L P                 DEB 3.875% 4/1    929043AC1   168,562  157,525,000 PRN         DEFINED                       NONE
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